Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2021 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	3,405,544
Financial contracts: Swaps
Derivative [Line Items]
Commodity volumes, Gas	3,239,873
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Derivative [Line Items]
Commodity volumes, Gas	165,671